FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
FINANCIAL INFORMATIONS OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 AND 2023

	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative	(186,462,351)	(232,037,437)	(117,011,123)	(16,480,672)
Total operating expenses	(186,462,351)	(232,037,437)	(117,011,123)	(16,480,672)

Loss from operations	(186,462,351)	(232,037,437)	(117,011,123)	(16,480,672)
Impairment on equity investment	(7,599,505)	(15,252,515)	—	—
Gain on other investments	22,743,763	(28,735,889)	3,490,457	491,621
Interest expenses	(109,175,494)	—	—	—
Fair value change on warrants liability	—	—	—	—
Gain on disposal of equity investee and available-for-sale investments	—	711,914	1,666,040	234,657
Non operating income	—	423,270	—	—
Gain from change in fair value of convertible feature derivative liability	62,246,860	37,249,976	23,170,534	3,263,501
Gain on extinguishment of convertible notes	—	—	—	—
Gain on waiver of interest-free loan	—	—	—	—
Foreign exchange loss	(2,457,272)	(7,140,909)	(7,762,101)	(1,093,269)
Other expenses, net	(54,703,506)	—	—	—
Loss before income tax expense and share of loss in equity method investment	(275,407,505)	(244,781,590)	(96,446,193)	(13,584,162)
Income tax expense	—	—	—	—
Share of loss in equity method investment	(1,725,152)	—	—	—
Gain from discontinued operations, net	—	—	158,809,293	22,367,821
Equity in (loss) income of subsidiaries and VIE	(134,102,098)	(730,077,459)	(42,359,487)	(5,966,209)
Net income (loss)	(411,234,755)	(974,859,049)	20,003,613	2,817,450
Other comprehensive income (loss), net of tax:
Currency translation adjustments	3,984,443	—	—	—
Total comprehensive income (loss)	(407,250,312)	(974,859,049)	20,003,613	2,817,450

PARENT COMPANY CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2022 AND 2023

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	18,704,249	12,437,710	1,751,815
Prepayments and other current assets, net
Amounts due from intercompany	2,378,886,528	2,530,726,440	356,445,364
Total current assets	2,397,590,777	2,543,164,150	358,197,179
Investments	8,199,715	8,193,609	1,154,046
Investments in subsidiaries and VIE	(2,150,220,191)	(2,031,984,238)	(286,198,994)

Total assets	255,570,301	519,373,521	73,152,231

LIABILITIES
Current liabilities:
Amounts due to intercompany	78,728,877	215,005,511	30,282,893
Accrued expenses and other current liabilities	18,772,708	4,342,563	611,638
Warrants	51,775,453	28,604,920	4,028,919
Bond payable	60,984,058	49,932,651	7,032,867
Total current liabilities	210,261,096	297,885,645	41,956,317
Bond payable		16,746,100	2,358,639
Total Liabilities	210,261,096	314,631,745	44,314,956

SHAREHOLDERS’ EQUITY
Class A ordinary shares	56,659,429	95,375,351	13,433,337
Class B ordinary shares	943,789	943,789	132,930
Additional paid-in capital	4,371,228,191	4,471,155,899	629,749,137
Statutory reserves	7,326,560	7,326,560	1,031,924
Accumulated other comprehensive loss	(12,527,539)	(11,742,209)	(1,653,856)
Accumulated deficit	(4,378,321,225)	(4,358,317,614)	(613,856,197)
Total shareholders’ equity	45,309,205	204,741,776	28,837,275
Total liabilities and shareholders’ equity	255,570,301	519,373,521	73,152,231

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2021 2022 AND 2023

	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				(Note 3)
Cash flows from operating activities:
Net income (loss)	(411,234,755)	(974,859,049)	20,003,613	2,817,450
Adjustments for:
Employee share-based compensation expense	150,166,481	202,345,626	70,759,800	9,966,309
Fair value change on warrants liability	—	—	—	—
Interest expenses	120,626,467	—	—	—
Amortization of discount and interest on convertible notes	—	23,074,518	25,967,347	3,657,425
Foreign exchange (gain) loss	4,465,094	(166,222)	(785,330)	(110,611)
Cancellation of ordinary shares	—	(1,876,314)	—	—
Equity in loss (income) of subsidiaries and VIE	108,608,497	773,156,627	(117,204,602)	(16,507,924)
Consulting fees paid by issuance of shares	—	—	—	—
Gain from change in fair value of conversion feature derivative liability	(62,246,860)	(37,249,976)	(23,170,534)	(3,263,501)
Gain on extinguishment of convertible notes	(2,296,722)	8,135,104	—	—

Changes in operating assets and liabilities:
Change in prepayments and other current assets	4,033,993	56,226	—	—
Change in amounts due from intercompany	(1,192,553,035)	49,338,235	(15,563,277)	(2,192,042)
Change in accrued expenses and other current liabilities	49,376,705	(46,565,182)	(11,952,223)	(1,683,435)
Increase/(Decrease) in interest payable	937,328	1,192,955	(2,432,026)	(342,544)
Net cash used in operating activities	(1,230,116,807)	(3,417,452)	(54,377,232)	(7,658,873)

Cash flows from investing activities:
Purchase of property, plant and equipment	—	(17,640,000)	—	—
Net cash used in investing activities	—	(17,640,000)	—	—

Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	64,471,143	—	—	—
Proceeds from the issuance of convertible note	161,588,128	33,704,460	85,348,800	12,021,127
Purchase of other investment	—	(22,277,084)	—	—
ADS issuance fee	(3,720,691)	—	—	—
New issued stock to investors	1,011,476,118	—	—	—
Proceeds from disposal of other investment	—	15,228,067	5,162,603	727,137
Repayments of convertible notes and interest-free loan	—	—	(42,903,059)	(6,042,769)
Net cash provided by financing activities	1,233,814,698	26,655,443	47,608,344	6,705,495
Effect of foreign exchange rate changes on cash and cash equivalents	—	862,449	502,348	70,754
Net change in cash and cash equivalents	3,697,891	6,460,440	(6,266,539)	(882,623)
Cash and cash equivalents, beginning of year	8,545,918	12,243,809	18,704,249	2,634,438
Cash and cash equivalents, end of year	12,243,809	18,704,249	12,437,710	1,751,815
Supplement disclosure of cash flow information:
Non-cash investing and financing activities
Share issued for repayments of convertible notes	46,719,202	57,290,299	24,822,429	3,496,166
Conversion of warrant payable	1,854,957	—	—	—